AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 88.8%
Communication Services - 10.2%
NetEase, Inc. (China)	60,000	$1,243,299
REA Group, Ltd. (Australia)	30,100	3,636,921
Tencent Holdings, Ltd. (China)	100,239	3,904,303

Total Communication Services		8,784,523
Consumer Discretionary - 13.7%
Alibaba Group Holding, Ltd. (China)	932,350	8,431,087
Aristocrat Leisure, Ltd. (Australia)	31,000	868,029
Li Auto, Inc., Class A (China)*	25,000	379,613
Meituan, Class B (China)*,1	23,372	288,506
Sands China, Ltd. (Macau)*	262,500	740,575
Zomato, Ltd. (India)*	510,263	1,118,457

Total Consumer Discretionary		11,826,267
Consumer Staples - 4.1%
Kweichow Moutai Co., Ltd., Class A (China)	12,800	3,017,227
Varun Beverages, Ltd. (India)	30,000	504,196

Total Consumer Staples		3,521,423
Energy - 1.0%
Reliance Industries, Ltd. (India)	23,200	829,590
Financials - 6.6%
HDFC Bank, Ltd., ADR (India)	55,817	3,124,078
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	46,650	1,359,300
KB Financial Group, Inc. (South Korea)	10,000	522,575
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	3,000	688,948

Total Financials		5,694,901
Health Care - 2.8%
CSL, Ltd. (Australia)	5,938	1,114,132
CSPC Pharmaceutical Group, Ltd. (China)	500,000	393,550
Innovent Biologics, Inc. (China)*,1,2	100,000	482,501
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	10,000	387,513

Total Health Care		2,377,696
Industrials - 5.1%
Hanwha Aerospace Co., Ltd. (South Korea)	12,722	1,962,360
Samsung C&T Corp. (South Korea)	10,000	1,189,193
Shenzhen Inovance Technology Co., Ltd., Class A (China)	149,500	1,246,352

Total Industrials		4,397,905
Information Technology - 35.1%
Chroma ATE, Inc. (Taiwan)	50,000	394,802
Delta Electronics, Inc. (Taiwan)	82,000	877,636
	Shares	Value

Infosys, Ltd., Sponsored ADR (India)	120,000	$2,151,600
Largan Precision Co., Ltd. (Taiwan)	10,000	759,080
Samsung Electronics Co., Ltd. (South Korea)	126,424	7,597,768
Samsung SDI Co., Ltd. (South Korea)	1,700	602,912
SK Hynix, Inc. (South Korea)	33,380	4,422,028
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	540,400	12,945,938
Unimicron Technology Corp. (Taiwan)	83,000	493,451

Total Information Technology		30,245,215
Materials - 3.4%
LG Chem, Ltd. (South Korea)	4,290	1,404,140
Rio Tinto, Ltd. (Australia)	19,500	1,547,624

Total Materials		2,951,764
Real Estate - 6.8%
Goodman Group, REIT (Australia)	265,846	5,855,871

Total Common Stocks (Cost $78,663,512)		76,485,155
Participation Notes - 9.6%
Consumer Discretionary - 2.2%
Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	851,658	1,866,769
Energy - 1.5%
Reliance Industries Ltd. (CLSA Ltd.), 06/30/25 (India)	36,895	1,319,299
Financials - 3.2%
Kotak Mahindra Bank, Ltd. (CLSA Ltd.), 06/02/25 (India)	127,500	2,739,213
Health Care - 1.1%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 06/30/27 (India)	12,580	960,326
Information Technology - 1.6%
Tata Consultancy Services, Ltd. (CLSA Ltd.), 02/25/25 (India)	30,365	1,417,194

Total Participation Notes (Cost $7,624,627)		8,302,801

Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 0.4%[3]
RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $381,327 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $388,723)	$381,101	381,101

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[4]	953,144	$953,144
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	1,429,716	1,429,716

Total Other Investment Companies		2,382,860

Total Short-Term Investments (Cost $2,763,961)		2,763,961
Value

Total Investments - 101.6% (Cost $89,052,100)	$87,551,917
Other Assets, less Liabilities - (1.6)%	(1,412,060)
Net Assets - 100.0%	$86,139,857

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $771,007 or 0.9% of net assets.
[2]	Some of this security, amounting to $361,875 or 0.4% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$2,151,600	$28,093,615	—	$30,245,215
Consumer Discretionary	—	11,826,267	—	11,826,267
Communication Services	—	8,784,523	—	8,784,523
Real Estate	—	5,855,871	—	5,855,871
Financials	3,124,078	2,570,823	—	5,694,901
Industrials	—	4,397,905	—	4,397,905
Consumer Staples	—	3,521,423	—	3,521,423
Materials	—	2,951,764	—	2,951,764
Health Care	—	2,377,696	—	2,377,696
Energy	—	829,590	—	829,590
Participation Notes†	—	8,302,801	—	8,302,801
Short-Term Investments
Joint Repurchase Agreements	—	381,101	—	381,101
Other Investment Companies	2,382,860	—	—	2,382,860
Total Investments in Securities	$7,658,538	$79,893,379	—	$87,551,917

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	15.4
China	23.3
Hong Kong	1.6
India	18.9
Macau	0.9
South Korea	21.7
Taiwan	18.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$361,875	$381,101	—	$381,101
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.